As filed with the Securities and Exchange Commission on October 31, 1997

                                         Securities Act File No. 333-33759
                                  Investment Company Act File No. 811-6661

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-14
                      REGISTRATION STATEMENT
                              under

                    THE SECURITIES ACT OF 1933


 Pre-Effective Amendment No.      Post-Effective Amendment No. 1
                     (Check appropriate boxes)
                       ____________________

             MUNIYIELD NEW YORK INSURED FUND II, INC.
        (Exact Name of Registrant as Specified in Charter)
                       ____________________

                          (609) 282-2800
                 (Area Code and Telephone Number)
                       ____________________

                      800 Scudders Mill Road
                   Plainsboro, New Jersey 08536
             (Address of Principal Executive Offices:
             Number, Street, City, State, Zip Code)
                       ____________________

                          Arthur Zeikel
             MuniYield New York Insured Fund II, Inc.
       800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
             (Name and Address of Agent for Service)
                      ____________________
                            Copies to:


       Frank P. Bruno, Esq.           Philip L. Kirstein, Esq.
        Brown & Wood LLP          Merrill Lynch Asset Management
       One World Trade Center           800 Scudders Mill Road
   New York, New York 10048-0557     Plainsboro, NJ 08543-9011
                       ____________________


This Amendment consists of the following:

(1)  Facing Sheet of the Registration Statement
(2)  Part C to the Registration Statement (including signature page).

Parts A and B incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-33759) filed on September 12, 1997.

     This Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.


                                 PART C
                           OTHER INFORMATION

Item 15.  Indemnification.
          ________________

     Section 2-418 of the General Corporation Law of the State of Maryland, Article VI of the Registrant's Articles of Incorporation,
Article VI of the Registrant's By-Laws and the Registrant's Investment Advisory Agreement with Fund Asset Management, Inc., now known as Fund Asset Management, L.P. (the "Investment Adviser") provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be provided to directors, officers and controlling persons of each Fund, pursuant to the foregoing provisions or otherwise, each Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Fund of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Reference is made to (i) Section Six of the Purchase Agreement relating to the Registrant's Common Stock, a form of which previously was filed as an exhibit to the Common Stock Registration Statement (as defined below), and (ii) Section Seven of the Purchase Agreement relating to the Registrant's AMPS, a form of which previously was filed as an exhibit to the AMPS Registration Statement (as defined below), for provisions relating to the indemnification of the underwriter.

Item 16.  Exhibits.

(1)(a)          Articles of Incorporation of the Registrant(a)
   (b)          Form of Articles Supplementary creating the Series A AMPS
                of the Registrant(b)
   (c)          Form of Articles Supplementary creating the Series B and
                Series C AMPS of the Registrant(c)
   (d)          Form of Articles Supplementary creating the Series D AMPS
                of the Registrant(d)
(2)             By-Laws of the Registrant(a)
(3)       	Not applicable
(4)       	Form of Agreement and Plan of Reorganization between the
          	Registrant and Taurus MuniNew York Holdings, Inc.(e)
(5)(a)          Form of specimen certificate for Common Stock(f)
   (b)          Form of Certificate for AMPS(g)
   (c)          Portions of the Articles of Incorporation and the By-Laws
                of the Registrant defining the rights of holders of shares of the Registrant(h)
(6)       	Investment Advisory Agreement between the Registrant and the
          	Investment Adviser(f)
(7)(a) Purchase Agreement between the Registrant, the Investment Adviser and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated ("Merrill Lynch") relating to the
                Registrant's Common Stock(f)
   (b) Form of Purchase Agreement between the Registrant, the Investment Adviser and Merrill Lynch relating to the Registrant's AMPS(g)
   (c)          Form of Merrill Lynch Standard Dealer Agreement(a)
(8)       	Not applicable
(9)       	Custody Agreement between the Registrant and State Street Bank
          	and Trust Company(f)
(10)      	Not applicable
(11)      	Opinion and Consent of Brown & Wood LLP, counsel for the
          	Registrant(i)
(12)      	Private Letter Ruling from the Internal Revenue Service
(13)(a)         Transfer Agency and Service Agreement between the
                Registrant and State Street Bank and Trust Company(f)
    (b)         Form of Auction Agent Agreement(g)
    (c)         Form of Broker-Dealer Agreement(g)
    (d)         Form of Letter of Representations(g)
(14)(a)         Consent of Deloitte & Touche LLP, independent auditors for the Registrant(i)
    (b)         Consent of Ernst & Young LLP, independent auditors for
                Taurus MuniNew York Holdings, Inc.(i)
(15)      	Not applicable
(16)      	Power of Attorney(j)
(17)      	Letter from Deloitte & Touche LLP pursuant to Item 304(a)(3) of
          	Regulation S-K (i)

_________________
(a) Incorporated by reference to the Registrant's registration statement on Form N-2 relating to the Registrant's Common Stock (File Nos. 33-47744 and 811-6661), filed with the Securities and Exchange Commission (the "Commission") on May 8, 1992 (the "Common Stock Registration Statement").
(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Auction Market Preferred Shares (File Nos. 33-50304 and 811-6661), filed with the Commission on August 28, 1992 (the "AMPS Registration Statement").
c) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File Nos. 333-7817 and 811-6661), filed with the Commission on August 21, 1996.
(d) Previously filed on August 15, 1997 as an exhibit to the Registrant's Registration Statement on Form N-14 (File Nos. 333-33759 and 811-
     6661) (the "Registration Statement on Form N-14").
(e) Included as Exhibit I to the Proxy Statement and Prospectus included in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.
(f) Incorporated by reference to Pre-Effective Amendment No. 2 to the Common Stock Registration Statement ("Pre-Effective Amendment No.2"), filed with the Commission on June 19, 1992.
(g) Incorporated by reference to the AMPS Registration Statement, filed with the Commission on July 31, 1992.
(h)  Reference is made to Article V, Article VI (section 6), Article VII,
     Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit 1 to the Common Stock Registration Statement; and to Article II, Article III (sections 1, 3, 5 and 17), Article VI, Article VII, Article XII,
     Article XIII and Article XIV of the Registrant's By-Laws, filed as
     Exhibit 2 to the Common Stock Registration Statement.
(i) Previously filed on September 12, 1997 as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.
(j)  Included on the signature page of the Registration Statement on Form
     N-14.

Item 17.  Undertakings.
          _____________

     (a) The Registrant undertakes to suspend offering of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of Common Stock declines more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

     (b) The Registrant undertakes that: (1) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be a part of the registration statement as of the time it was declared effective. (2) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                SIGNATURES


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 30th day of October, 1997.

                         MuniYield New York Insured Fund II, Inc.
                           (Registrant)


                         By       /s/ Gerald M. Richard
                            ________________________________________
                                (Gerald M. Richard, Treasurer)

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                       Title               Date
__________                       _____               ____

ARTHUR ZEIKEL*                President
---------------------
                             (Principal
(Arthur Zeikel)                Executive
                               Officer)
                               and Director

/s/ Gerald M. Richard         Treasurer (Principal   October  30, 1997
_____________________
 (Gerald M. Richard)           Financial and
                               Accounting Officer)


JAMES H. BODURTHA*            Director
----------------------
(James H. Bodurtha)

HERBERT J. LONDON*            Director
-----------------------
(Herbert J. London)


ROBERT R. MARTIN*             Director
-----------------------
(Robert R. Martin)

JOSEPH L. MAY*                Director
------------------------
(Joseph L. May)


ANDRE  F. PEROLD*             Director
------------------------
(Andre  F. Perold)

 *By:  /s/ Gerald M. Richard                   October 30, 1997
     _____________________________
     (Gerald M. Richard, Attorney-in-Fact)

PLR-114876-97

Index Number: 0368.00-00

Mr. Donald Burke                                  Marnie Rapaport
Vice President
MuniYield New York Insured Fund II, Inc.          (202) 622-7550
800 Scudders Mill Road
Plainsboro, N.J.  08536                           CC:DOM:CORP:5-PLR-114876-97

Mr. Donald Burke
Vice President
Taurus MuniNewYork Holdings, Inc.
800 Scudders Mill Road
Plainsboro, N.J.  08536

Acquiring       = MuniYield New York Insured Fund II, Inc.
                  a Maryland corporation
                  EIN: 22-3170745

Target          = Taurus MuniNewYork Holdings, Inc.
                  a Maryland corporation
                  EIN: 22-3006405

State X         = Maryland

Manager         = Fund Asset Management, L.P.

Dear Mr. Burke:

     This is in reply to a letter dated July 29, 1997 requesting rulings as to the federal income tax consequences of a proposed transaction.

     Target, a State X corporation, is a non-diversified, closed-end management investment company and is operated in a manner intended to qualify it as a regulated investment company ("RIC"), within the meaning
of   851 of the Internal Revenue Code.  Target has issued and outstanding two classes of stock: one class of voting common stock and one series of voting preferred stock.

     Acquiring, a State X corporation, is a non-diversified, open-end management investment company and is operated in a manner intended to qualify it as a RIC. Acquiring has outstanding two classes of stock: one class of voting common stock and three series of voting preferred stock, designated as Series A, Series B, and Series C.

     The Manager manages both Target and Acquiring.

     For what is represented to be a valid business purpose, Target will transfer all of its assets to Acquiring, solely in exchange for newly issued Acquiring voting common stock, voting preferred stock, and the assumption by Acquiring of Target's liabilities, and Target will distribute all of the Acquiring stock to its shareholders and liquidate. Target shareholders will receive, in liquidation, all of the Acquiring common stock and preferred stock received by Target in the exchange. Each Target common shareholder will receive a proportionate number of Acquiring common shares equal to the aggregate net asset value of the Target common stock owned by such shareholder on the exchange date. Each Target preferred shareholder will, similarly, receive a number of Acquiring preferred shares having a liquidation preference and value equal to the liquidation preference and value of the Target preferred shares owned by such shareholder on the exchange date.

     No fractional share interests will be issued. Rather, all fractional shares of Acquiring's common stock will be aggregated into whole shares by Acquiring's agent for sale on the open market. The agent will then remit the cash proceeds of sale to Target common shareholders otherwise entitled to receive fractional share interests in Acquiring common stock in accordance with their interests.

     The following representations have been made in connection with the proposed transaction:

     (a) The fair market value of the Acquiring stock to be received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange (calculated, for the Acquiring common stock, with reference to net asset value rather than trading price and, for the Acquiring preferred stock, according to liquidation preference).

     (b) To the best of the knowledge of management of Target, there is no plan or intention by the Target shareholders who own 5 percent or more of the Target stock, and to the best of the knowledge of management of Target, there is no plan or intention on the part of the remaining shareholders of Target to sell, exchange, or otherwise dispose of a number of shares of Acquiring stock received in the transaction that would reduce the Target shareholders' ownership of Acquiring stock to a number of shares having a value, as of the date of the transaction, of less than 50 percent of the value of all of the formerly outstanding stock of Target as of the same date. For purposes of this representation, shares of Target surrendered by dissenters, or exchanged for cash in lieu of fractional shares of Acquiring stock will be treated as outstanding on the date of the transaction. Moreover, shares of Target stock and shares of Acquiring stock held by Target shareholders and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation.

     (c) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the transaction. For purposes of this representation, amounts paid by Target to dissenters, amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the transaction.

     (d) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction other than in the ordinary course of its business.

     (e) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target acquired in the transaction, except for dispositions made in the ordinary course of business.

     (f) Target will distribute the stock of Acquiring it receives in the transaction, in pursuance of the plan of reorganization.

     (g) The liabilities of Target assumed by Acquiring and the liabilities to which the transferred assets are subject were incurred by Target in the ordinary course of its business.

     (h) Following the transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in a business.

     (i) Acquiring, Target, and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the transaction.

     (j) There is no intercorporate indebtedness existing between Acquiring and Target that was issued, acquired, or will be settled at a discount.

     (k) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

     (l) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (m)  Target is not under the jurisdiction of a court in a Title 11 or
          similar case within the meaning of   368(a)(3)(A).

     (n) Acquiring qualifies as a RIC and has so qualified since its formation. Acquiring has been subject to the provisions of
             851-855 and will continue to be subject to those provisions after the consummation of the proposed transaction.

     (o) Target qualifies as a RIC and has so qualified since its formation. Target has been subject to the provisions of 851-855 and will continue to be subject to those provisions until the consummation of the proposed transaction.

     (p) The payment of cash in lieu of fractional share interests of Acquiring common stock is solely to avoid the expense and inconvenience to Acquiring of issuing fractional share interests, and does not represent separately bargained for - consideration. The total cash consideration that will be paid in the transaction to Target shareholders instead of issuing fractional shares of Acquiring common stock will not exceed
          1 percent of the total consideration that will be issued in the transaction to Target shareholders in exchange for their shares of Target stock. The fractional shares interests of each Target shareholder will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

     Based solely on the information submitted and on the representations set forth above, it is held as follows:

     (1) The transfer by Target of substantially all of its assets to Acquiring solely in exchange for Acquiring voting common and preferred stock and the assumption of the liabilities of Target, followed by the distribution by Target of the Acquiring voting stock to its shareholders in complete liquidation, will constitute a "reorganization" within the meaning of 368(a)(1)(C). For purposes of this ruling, "substantially all" means at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets of Target. Target and Acquiring will each be a "party to a reorganization" within the meaning of Section 368(b).

     (2) No gain or loss will be recognized by Target on the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting stock and the assumption of its liabilities, or on the distribution of the Acquiring voting stock received pursuant to the plan of reorganization to its shareholders (Sections 361(a), 357(a), and 361(c)).

     (3) No gain or loss will be recognized by Acquiring on the receipt of Target's assets solely in exchange for shares of Acquiring voting stock (Section 1032(a)).

     (4) The basis of the assets of Target in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the transaction (Section 362(b)).

     (5) The holding period for the assets of Target in the hands of Acquiring will include the period during which those assets were held by Target (Section 1223(2)).

     (6) No gain or loss will be recognized by the shareholders of Target on the exchange of their stock in Target for shares of Acquiring common stock and preferred stock (including the deemed receipt of any fractional share interests of Acquiring common stock to which they may be entitled) (Section 354(a)(1)).

     (7) The basis of the Acquiring common stock and preferred stock (including any fractional share interests of common stock deemed received) to be received by shareholders of Target will be the same as the basis of the Target common and preferred stock surrendered in exchange therefor (Section 358(a)(1)).

     (8) The holding period of the Acquiring stock to be received by shareholders of Target will include the holding period of the Target stock surrendered in exchange therefor, provided the Target stock was held as a capital asset on the date of the exchange (Section 1223(1)).

     (9) Where cash is received by a Target shareholder in lieu of fractional share interests of Acquiring common stock, such share will be treated as having been disposed of by such shareholder in a sale or exchange, and the gain (or loss) will be treated as a capital gain (or loss), provided such stock was held as a capital asset by the selling Target shareholder (Section 1001)).

     (10) The taxable year of Target will end on the effective date of the transaction (Section 1.381(b)-l(a) of the Income Tax Regulations), and as provided in Section 381(a) and Section 1.381(a)-(1), Acquiring will succeed to and take into account those attributes of Target described in Section 381(c), subject to the provisions and limitations specified in Sections 381, 382, 383, and 384, if applicable, and the regulations thereunder.

     (11) Pursuant to Section 381(c)(2) and Section 1.381(c)(2)-1, Acquiring will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of Target as of the date of transfer. Any deficit in earnings and profits of either Target or Acquiring will be used only to offset the earnings and profits accumulated after the date of the transfer.

     No opinion is expressed about the tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings.

     This ruling letter is directed only to the taxpayers who requested it. Section 6110(j)(3) provides that it may not be used or cited as precedent.

     It is important that a copy of this letter be attached to the federal income tax returns of the taxpayers involved for the taxable year in which the transaction covered by this ruling letter is consummated.

     Pursuant to the power of attorney on file in this office, a copy of this letter has been sent to the taxpayers' authorized representative.

                              Sincerely yours,

                              Assistant Chief Counsel (Corporate)


                              By:     /s/ David P. Madden
                                 _____________________________
                                 David P. Madden
                                 Chief, Branch 5